CERTIFICATION

Pursuant to Rule 497(j), Annuity Investors Life Insurance Company® Variable Account C, The Commodore Majesty (1933 Act File No. 333-88302, 1940 Act File No. 811-21095) ("Registrant") hereby certifies (a) that the forms of Prospectus and Statement of Additional Information used with respect to it do not differ from those contained in Pre-Effective Amendment No. 1 ("Pre-Effective Amendment No. 1") to its Registration Statement; and (b) that Pre-Effective Amendment No. 1 was filed electronically.

Dated: July 29, 2002	By:	/s/ Mark F. Muething
Mark F. Muething